Commitments And Contingent Liabilities Commitments and Contingent Liabilities (Future Commitments Footnotes) (Details) $ in Billions	Dec. 31, 2016 USD ($)
Weyerhaeuser Pulp Business [Member]
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 1.1
2006 Transformation Plan and 2008 CPBR acquisition [Member]
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 2.0